Fair Value Measurement - Summary of Measured on Recurring and Non Recurring Basis (Details) - Fair Value, Recurring [Member] - Business Combination Contingent Consideration Liability [Member] - USD ($)
$ in Thousands
	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 8,630	$ 11,439
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 8,630	$ 11,439